Taxes on Income (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the consolidated statements of operations	$ 27,253	$ 12,742	$ (17,243)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$ 6,268	$ 2,931	$ (3,966)
Non-deductible expenses and other permanent differences	1,328	2,411	265
Non-deductible expenses related to employee stock options	989	946	819
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	(4,459)	(479)	5,378
Other	(936)	713	(50)
Actual tax expense	$ 3,190	$ 6,522	$ 2,446